Share capital and Contributed Surplus - (C) Contributed Surplus (Narrative) (Details)			12 Months Ended
	Aug. 06, 2024 CAD ($) $ / shares shares	Dec. 09, 2022 shares	Sep. 30, 2026 shares	Sep. 30, 2025 CAD ($) shares	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 CAD ($) shares $ / shares	Sep. 30, 2023 $ / shares
Disclosure of classes of share capital [line items]
Shared-based compensation expense | $				$ 113,692	$ 291,761	$ 373,554
Weighted average vesting period of options				0 years	10 months 13 days	1 year 10 months 13 days
Canadian Offering [Member]
Disclosure of classes of share capital [line items]
Compensation options granted		50,848				50,848
Exercise price, share options granted | (per share)						$ 1,182.09	$ 867.3
Option exercisable term						two years
Share offering costs | $					$ 125,086
Long-Term Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Maximum number of share units authorized under plan	1,939
Number of Share Units available for future grants	710
Stock options with revised exercise price	2,427
Revised stock option exercise price | $ / shares	$ 756
Fair value increase in share-based compensation | $	$ 77,001
Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments granted				0	0	0
Number of other equity instruments expired				0	0
Performance Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments granted			0		0	0
Number of other equity instruments expired				0	0
Share Appreciation Rights [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments granted				0	0	0
Number of other equity instruments expired				0	0